Segment Information Segment Information, Transaction Related Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total transaction-related charges	$ 156.5	$ 150.4	$ 23.4
Legal and Professional Fees | DuPont
Segment Reporting Information [Line Items]
Acquisition-related costs	86.9	130.2	0.0
Legal and Professional Fees | Cheminova
Segment Reporting Information [Line Items]
Acquisition-related costs	0.0	0.0	23.4
Inventory Fair Value Amortization | DuPont
Segment Reporting Information [Line Items]
Acquisition-related costs	$ 69.6	$ 20.2	$ 0.0